UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 119.6%
Corporate — 2.0%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$930	$1,018,359
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,500	3,141,325
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	5,725	7,239,835

		11,399,519
County/City/Special District/School District — 26.5%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	2,430	2,783,103
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	577,720
Fiscal 2014, Series E, 5.00%, 8/01/32	2,040	2,407,628
Series E, 5.50%, 8/01/25	6,230	7,835,720
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,259,465
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,464,014
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,717,145
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	1,300	1,542,359
City of New York New York Convention Center Development Corp., RB, Sub Lien, Hotel Unit Fee, 0.00%, 11/15/46 (a)	4,000	1,201,600
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,000	7,011,060
4.00%, 11/15/45	965	1,040,106
5.00%, 11/15/45	13,995	16,292,839

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	$5,000	$2,199,050
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (a)	4,330	1,626,608
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,106,010
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,400	6,443,776
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,761,970
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,256,998
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,704,233
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,183,580
Sub-Series B-1, 5.00%, 11/01/35	2,510	3,014,610
Sub-Series B-1, 5.00%, 11/01/36	1,690	2,023,268
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,688,880
Sub-Series E-1, 5.00%, 2/01/30	1,000	1,218,200
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,787,505
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,185,298
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,662,045
5.25%, 5/01/32	1,000	1,153,490

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
County of Erie New York Industrial Development Agency, Refunding RB:
5.00%, 5/01/29	$4,060	$4,951,576
City School District of Buffalo Project, 5.00%, 5/01/28	1,000	1,230,870
County of Nassau New York, GO, Series B, 5.00%, 10/01/30	2,000	2,419,120
Hudson Yards Infrastructure Corp., RB:
Series A (AGC), 5.00%, 2/15/47	550	556,881
Series A (AGC), 5.00%, 2/15/47	4,300	4,353,793
Series A (AGM), 5.00%, 2/15/47	4,580	4,637,296
Series A (NPFGC), 4.50%, 2/15/47	11,175	11,295,019
Series A (NPFGC), 5.00%, 2/15/47	4,665	4,720,700
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,947,096
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,267,740
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,519,390
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,184,841
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	4,725	5,290,016
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,423,358
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	555	568,015

		152,513,991
Education — 22.8%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	290,515
5.00%, 12/01/32	100	116,206

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	$2,000	$2,128,340
Build New York City Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	640	757,606
5.00%, 11/01/26	950	1,211,421
Build New York City Resource Corp., Refunding RB:
New York Law School Project, 5.00%, 7/01/41	1,065	1,210,767
New York Law School Project, 4.00%, 7/01/45	370	384,093
Series A, 5.00%, 6/01/43	525	611,594
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	119,488
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	2,265	2,632,021
American Museum of Natural History, Series A, 5.00%, 7/01/41	825	950,029
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,893,675
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,377,018
Museum of Modern Art, Series 1A, 5.00%, 10/01/18 (b)	1,000	1,078,130
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	863,753
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,740	6,458,820
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	815	967,266
5.00%, 7/01/43	2,940	3,474,257

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	$3,885	$4,376,569
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,440	1,654,042
4.00%, 7/01/39	500	537,500
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,379,400
5.00%, 12/01/36	1,150	1,337,289
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	581,705
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	571,335
5.25%, 7/01/36	860	973,391
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	762,973
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	1,250	1,747,562
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,409,905
Fordham University, Series A, 5.00%, 7/01/28	325	378,235
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,833,014
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,389,185
New School (AGM), 5.50%, 7/01/20 (b)	4,050	4,632,795
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	665	735,882
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	6,277,211
New York University, Series B, 5.00%, 7/01/34	1,000	1,100,810

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
New York University, Series B, 5.00%, 7/01/37	$600	$700,164
New York University, Series B, 5.00%, 7/01/42	3,240	3,737,534
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,136,700
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	904,264
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,286,221
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,716,795
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,178,090
Barnard College, Series A, 5.00%, 7/01/34	1,150	1,351,193
Barnard College, Series A, 4.00%, 7/01/36	530	573,110
Barnard College, Series A, 4.00%, 7/01/37	400	430,632
Barnard College, Series A, 5.00%, 7/01/43	2,500	2,887,250
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,128,030
Fordham University, 5.00%, 7/01/44	2,130	2,441,725
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,843,872
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (b)	6,100	6,273,667
New York University, Series A, 5.00%, 7/01/31	3,955	4,659,504
New York University, Series A, 5.00%, 7/01/37	4,775	5,572,138
Pratt Institute, 5.00%, 7/01/46	1,210	1,419,475
Rochester Institute of Technology, 5.00%, 7/01/42	750	852,713

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
St. John’s University, Series A, 5.00%, 7/01/37	$2,680	$3,092,908
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	5,033,161
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,384,343
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,718,804
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	604,205
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	1,140	1,371,637

		131,501,937
Health — 9.5%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,420,814
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/34	490	551,921
5.50%, 4/01/30	250	283,408
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	1,360	1,276,809
4.00%, 7/01/41	1,055	1,110,303
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	937,410
5.00%, 12/01/37	350	391,748
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,543,152

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	$625	$706,819
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	2,001,936
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/19 (b)	2,000	2,189,420
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	6,500	6,704,035
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	3,450	4,030,324
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	1,100	1,294,898
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	2,075	2,307,172
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,071,860
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	300	321,558
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	1,500	1,542,915
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	4,000	4,537,920
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	3,525	4,169,405

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB, Series A (continued):
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	$9,220	$10,550,446

		54,944,273
Housing — 4.3%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,865	7,994,498
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,675	1,905,262
Series A-1-A, AMT, 5.00%, 11/01/30	750	764,978
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,356,213
Series H-1, AMT, 4.70%, 11/01/40	1,340	1,340,000
Series H-2-A, AMT, 5.20%, 11/01/35	840	856,321
Series H-2-A, AMT, 5.35%, 5/01/41	600	619,200
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	3,150	3,061,611
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,230	1,294,046
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,452,335
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	350	351,236
6.25%, 2/01/31	1,125	1,128,229

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	$1,500	$1,501,095

		24,625,024
State — 11.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,764,957
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,451,800
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,046,975
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,649,175
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,042,650
Series S-2 (NPFGC), 4.25%, 1/15/34	4,025	4,048,345
City of New York New York Transitional Finance Authority, RB, Series S-1, 5.00%, 7/15/37	2,000	2,338,060
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	1,500	1,672,455
Sub-Series B-1, 5.00%, 11/15/31	3,465	4,111,812
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	6,480	7,217,554
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	3,835	4,306,475
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,163,140
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,592,750
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,904,682
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/17 (b)	4,050	4,208,071
Series B, 5.00%, 3/15/37	2,000	2,390,320
State Personal Income Tax, Series A, 5.00%, 2/15/43	1,000	1,152,160

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Thruway Authority, RB, 2nd General Highway & Bridge Trust, Series B, 5.00%, 10/01/17 (b)	$1,500	$1,558,830
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,374,360

		67,994,571
Tobacco — 1.7%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
5.00%, 6/01/41	425	480,577
5.00%, 6/01/45	1,820	2,007,842
5.00%, 6/01/51	800	868,776
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	2,190	2,238,903
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,650	1,885,653
5.25%, 5/15/40	2,250	2,551,928

		10,033,679
Transportation — 25.8%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,168,920
Series A, 5.00%, 11/15/30	1,000	1,178,320
Series A-1, 5.25%, 11/15/33	2,565	3,072,537
Series A-1, 5.25%, 11/15/34	2,840	3,391,755
Series C, 6.50%, 11/15/28	810	900,647
Series D, 5.25%, 11/15/41	3,450	4,052,715
Series E, 5.00%, 11/15/38	7,785	9,066,722
Series E, 5.00%, 11/15/43	4,000	4,641,720
Series H, 5.00%, 11/15/31	1,690	2,003,461
Sub-Series B, 5.00%, 11/15/25	3,250	3,934,970
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 5.25%, 11/15/56	3,110	3,711,940
Series C-1, 5.25%, 11/15/56	1,355	1,629,117
Series D, 5.25%, 11/15/29	1,000	1,159,900

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued):
Refunding RB,Green Bonds, Series A-1, 4.00%, 11/15/46	$315	$334,240
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	4,084,535
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	12,950	14,325,031
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,200	1,271,772
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,828,775
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,099,180
Consolidated, 183rd Series, 4.00%, 6/15/44	1,500	1,631,340
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,336,990
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,307,204
179th Series, 5.00%, 12/01/38	1,390	1,643,967
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	6,090	6,118,014
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,274,390
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	735	765,304
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	850,178
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,147,460
Consolidated, 189th Series, 5.00%, 5/01/45	2,875	3,364,728

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Series G (AGM), 5.75%, 12/01/25	$3,500	$3,568,775
State of New York Thruway Authority, RB, Junior Lien, Series A:
4.00%, 1/01/51	1,400	1,461,138
5.25%, 1/01/56	3,880	4,595,045
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	2,225	2,677,254
5.00%, 1/01/31	1,500	1,777,845
General, Series I, 5.00%, 1/01/37	4,750	5,428,490
General, Series I, 5.00%, 1/01/42	3,250	3,686,930
General, Series K, 5.00%, 1/01/32	3,500	4,128,460
Series J, 5.00%, 1/01/41	6,275	7,161,155
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,199,658
5.00%, 11/15/45	1,500	1,767,150
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	9,590	6,003,244
General, Series A, 5.00%, 11/15/38	1,000	1,145,340
General, Series A, 5.25%, 11/15/45	1,460	1,754,540
General, Series A, 5.00%, 11/15/50	4,500	5,195,475
Series C, 5.00%, 11/15/38	2,000	2,151,460
Sub-Series A, 5.00%, 11/15/28	2,500	2,973,150
Sub-Series A, 5.00%, 11/15/29	875	1,034,924

		149,005,865
Utilities — 15.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,691,595
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,127,730

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (continued):
2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	$1,000	$1,148,090
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	3,000	3,540,150
2nd General Resolution, Series DD, 5.00%, 6/15/32	3,750	3,991,013
Fiscal 2016, Series A, 3.00%, 6/15/36	1,750	1,747,393
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	3,775	4,280,397
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.00%, 9/01/34	1,000	1,161,380
Electric System, Series B, 5.00%, 9/01/41	1,375	1,599,991
Electric System, Series B, 5.00%, 9/01/46	1,965	2,275,667
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,015	1,121,849
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,684,335
State of New York Environmental Facilities Corp., RB:
5.00%, 3/15/45	5,145	6,022,068
Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	1,195	1,418,393
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,107,714
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	2,100	2,434,320
Series A, 5.00%, 6/15/40	4,275	5,095,586
Series A, 5.00%, 6/15/45	18,920	22,231,000
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,685,405

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	$1,600	$1,652,800
Series B, 4.00%, 12/15/35	2,980	3,333,070
Series E, 5.00%, 12/15/41	9,960	11,810,568
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,185	1,370,595

		87,531,109
Total Municipal Bonds in New York		689,549,968

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,542,233
Puerto Rico — 0.8%
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,580	4,893,135
Total Municipal Bonds - 120.7%		695,985,336

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 41.6%
County/City/Special District/School District — 6.4%
City of New York New York, GO, Refunding, Series E:
5.00%, 8/01/27	1,064	1,172,463
5.00%, 8/01/29	2,000	2,467,380
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 2/15/19 (b)(d)	916	1,009,109
Sub-Series C-3 (AGC), 5.75%, 8/15/28	13,484	14,857,387
Sub-Series I-1, 5.00%, 3/01/36	3,500	4,044,775
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,500	4,194,575

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	$4,125	$4,810,740
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	4,209,319

		36,765,748
Education — 6.9%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,358,857
State of New York Dormitory Authority, LRB, State University Dormitory Facilities:
New York University, 5.00%, 7/01/35	5,198	6,007,043
5.25%, 7/01/19 (b)	6,000	6,674,340
State of New York Dormitory Authority, RB, Series A:
New York University, 5.00%, 7/01/18 (b)	6,498	6,942,292
New York University (AMBAC), 5.00%, 7/01/17 (b)	5,707	5,869,929
5.00%, 3/15/44	5,548	6,472,308
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,519,250

		39,844,019
State — 8.4%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	9,739	11,379,115
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A :
5.00%, 10/15/31	7,995	9,830,172
4.00%, 10/15/32	8,000	8,983,520
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,714,835
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	1,650	1,870,424

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB, Series C (continued):
Mental Health Services Facilities Improvement, AMT, 5.40%, 2/15/33	$6,297	$6,741,344
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,001	1,163,895

		48,683,305
Transportation — 13.0%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	17,999	21,005,556
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series:
5.00%, 10/15/25	7,990	9,248,416
AMT, 5.00%, 10/15/26	6,000	6,902,280
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,900	4,668,885
State of New York Thruway Authority, Refunding RB :
General, Series H (AGM), 5.00%, 1/01/37	10,000	10,450,700
Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	3,940	4,606,057
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	15,000	17,759,400

		74,641,294
Utilities — 6.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	942	1,012,917
5.75%, 6/15/40	3,151	3,387,646
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	11,480,931

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Fiscal 2012, Series BB, 5.00%, 6/15/44	$3,991	$4,639,321
Series FF-2, 5.50%, 6/15/40	2,760	3,068,734
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	1,488	1,613,657
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, 3.00%, 6/15/35	2,982	2,986,887
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	5,998	7,112,650
Restructuring, 5.00%, 12/15/36	3,498	4,207,879

		39,510,622
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New York — 41.6%		239,444,988
Total Investments (Cost — $865,790,660*) — 162.3%		935,430,324
Other Assets Less Liabilities — 1.8%		10,316,232
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.1)%		(121,921,306)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.0)%		(247,326,878)

Net Assets Applicable to Common Shares — 100.0%		$576,498,372

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$745,005,400

Gross unrealized appreciation	$71,036,359
Gross unrealized depreciation	(2,334,968)

Net unrealized appreciation	$68,701,391

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $12,778,278.

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,544,681	(1,544,681)	—	—	$2,003

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(3)	5-Year U.S. Treasury Note	December 2016	$362,391	$2,716
(111)	10-Year U.S. Treasury Note	December 2016	$14,388,375	202,661
(83)	Long U.S. Treasury Bond	December 2016	$13,505,656	511,151
(18)	Ultra U.S. Treasury Bond	December 2016	$3,166,875	167,869
Total				$884,397

10	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$935,430,324	—	$935,430,324
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$884,397	—	—	$884,397

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$289,542	—	—	$289,542
Cash pledged for futures contracts	546,350	—	—	546,350
Liabilities:
TOB Trust Certificates	—	$(121,723,533)	—	(121,723,533)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

Total	$835,892	$(369,423,533)	—	$(368,587,641)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2016	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield New York Quality Fund, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield New York Quality Fund, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield New York Quality Fund, Inc.

Date: December 20, 2016